SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Cash Distributions

In August 2020, we paid a distribution of $0.0202 per common unit in respect of the quarter ended June 30, 2020, to unitholders of record as of August 7, 2020, amounting to $1.4 million. We also paid a cash distribution of $0.546875 per Series A Preferred Unit in respect of the period from May 15, 2020 through August 14, 2020 to unitholders of record as of August 7, 2020, amounting to $3.0 million.